Capital commitments and contingent liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities in business combination [line items]
Commitments to purchase property, plant and equipment	$ 162,900,000	$ 337,000,000.0
Legal proceedings provision	0
Litigations and claims
Disclosure of contingent liabilities in business combination [line items]
Contingent liabilities	$ 11,900,000	$ 3,800,000